TAXES (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income tax payable	$ 257,125	$ 14,744
Value added tax payable	144,108	225,966
Other taxes payable	3,220	3,432
Total taxes payable	$ 404,453	$ 244,142